Structured Entities - Summary of Carrying Amount and Fair Value (Detail) - Consolidated structured entities [member] - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Carrying value [member]
Disclosure of information about structured entities [Line Items]
Assets	$ 15,229	$ 14,696
Associated liabilities	7,017	9,151
Fair Value [Member]
Disclosure of information about structured entities [Line Items]
Assets	15,223	14,692
Associated liabilities	7,068	9,146
Credit cards [Member] | Carrying value [member]
Disclosure of information about structured entities [Line Items]
Assets	10,071	10,964
Credit cards [Member] | Fair Value [Member]
Disclosure of information about structured entities [Line Items]
Assets	10,071	10,964
Consumer installment and other personal [member] | Carrying value [member]
Disclosure of information about structured entities [Line Items]
Assets	5,158	3,732
Consumer installment and other personal [member] | Fair Value [Member]
Disclosure of information about structured entities [Line Items]
Assets	$ 5,152	$ 3,728